Share-based payment	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment [Abstract]
Share-based payment

Note 31     Share-based payment

The Group has established different stock awards programs and other share-based payment plans to incentivize the Directors, senior management and employees, enabling them to benefit from the increased market capitalization of the Company.

During 2018, GeoPark announced the 2018 Equity Incentive Plan (the “Plan”) to motivate and reward those employees, directors, consultants and advisors of the Group to perform at the highest level and to further the best interests of the Company and its shareholders. This Plan is designed as a master plan, with a 10-year term, and embraces all equity incentive programs that the Company decides to implement throughout such term. The maximum number of Shares available for issuance under the Plan is 5,000,000 Shares.

In November 2019, the Group approved a share-based compensation program for approximately 800,000 shares to be granted in 2020. The main characteristics of the Stock Awards Programs were:

●	Employees not included in the VCP and new hiring were eligible.
●	Exercise price was equal to the nominal value of shares.
●	Vesting date: January 2, 2023.
●	Each employee could receive between three and six salaries (to be pro-rated between the hiring date and the vesting date for new hiring) by achieving the following conditions: continue to be an employee, the stock market price at the date of vesting should be higher than the share price at the date of grant and obtain the Group minimum production, adjusted EBITDA and reserves target for the year of vesting.

The vested shares will be issued after the filing of the Consolidated Financial Statements.

On March 8, 2022, the Company’s board of directors approved a pool of approximately 215,000 shares oriented for retention of key employees and new hires bonuses, under the Stock Awards Program. Vesting of the plan is in a three-years period from the grant date.

During 2022, the Company’s board of directors, as per recommendation of the Compensation Committee, approved a Long-Term Incentive program (“LTIP”) oriented to senior management team. Main characteristics of the program are:

●	All the senior management team is eligible.
●	Grants are awarded annually for executives.
●	The components of the Program are the following:
-	20% Time-based Restricted Share Units (RSUs) vesting ratably in three equal installments on each of the first three anniversaries of the grant date;
-	35% Relative Performance Share Units based on relative total shareholder return (TSR) and measured over three-year performance period relative to peer group;
-	45% Absolute Performance Share Units (PSUs) based on absolute total shareholder return (TSR) and measured over three-year performance period.

In February 2023, 246,110 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”) as a consequence of the vesting of the first tranche of the abovementioned plan.

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2022	2021	2020

Year of issuance	No. of Shares					Amounts in US$ '000
2022	—	191,400	—	—	191,400	619	—	—
2020	414,065	—	(8,146)	—	405,919	1,691	862	1,274
Subtotal	414,065	191,400	(8,146)	—	597,319	2,310	862	1,274
Shares granted to Non-Executive Directors	—	75,636	—	(75,636)	—	1,041	861	665
Shares granted to Executive Directors (a)	170,330	257,665	—	(52,058)	375,937	3,560	800	800
VCP (b)	—	—	—	—	—	2,016	4,098	5,705
LTIP for executives	—	571,984	—	—	571,984	2,111	—	—
	584,395	1,096,685	(8,146)	(127,694)	1,545,240	11,038	6,621	8,444
(a)	Includes compensation agreements from CEO transition.
(b)	During 2019, the Group approved a plan named Value Creation Plan (“VCP”) oriented to key management. As of December 31, 2021, the performance metrics were not achieved to execute this program and is not currently in place.

The awards that are forfeited correspond to employees that had left the Group before vesting date.